Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment

Estimated Useful Lives	Years
Buildings	16 to 25
Building leasehold improvements	3 to 10
Vehicles	3 to 10
Capitalized software	3 to 5
Other machinery and equipment	3 to 10
The following table presents our property and equipment that is classified as held and used:

	December 31,
(In millions)	2016	2015

Land	$51.4	56.3
Buildings	196.4	192.8
Leasehold improvements	187.5	181.3
Vehicles	394.5	369.4
Capitalized software(a)	179.1	183.6
Other machinery and equipment	549.6	572.1
	1,558.5	1,555.5
Accumulated depreciation and amortization	(1,027.5)	(1,006.5)
Property and equipment, net	$531.0	549.0

(a)	Amortization of capitalized software costs included in continuing operations was $19.6 million in 2016, $20.7 million in 2015 and $20.3 million in 2014.